Investments in Joint Ventures (Parenthetical) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of joint ventures [line items]
Acquisition cost		₩ 2,332,579		₩ 2,069,491
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Acquisition cost		26,602	[1]	26,602
Nawah Energy Company
Disclosure of joint ventures [line items]
Acquisition cost	[2]	₩ 296		₩ 296
PungBack Wind Farm Corporation
Disclosure of joint ventures [line items]
Effective percentage of ownership		37.00%
Acquisition cost	[3]	₩ 7,885
Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Acquisition cost	[4]	0
Pyeongchang Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Acquisition cost	[5]	9,329
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Acquisition cost	[6]	₩ 3,020
UD4M Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership		14.29%		12.50%
Percentage of ownership interest including holding in treasury stock		14.29%
Saemangeum Sebit Power Plant Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		63.09%		69.55%
Environment and Energy Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership		10.54%
Korea Gas Corporation
Disclosure of joint ventures [line items]
Effective percentage of ownership				20.47%
Acquisition cost		₩ 2,085,296		₩ 1,815,513
Korea Power Exchange [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		100.00%		100.00%
Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		25.54%
Nominal percentage of ownership associate		2.35%
Dongducheon Dream Power [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		34.01%		34.01%
Indeck Niles Development, LLC [Member]
Disclosure of joint ventures [line items]
Additional percentage of ownership associate				50.00%
Daegu Green Power Joint Ventures [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		54.24%		54.24%
Nominal percentage of ownership associate		29.00%		29.00%
Saemangeum Solar Power Co., Ltd [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				50.00%
Hyundai Energy [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		46.30%		46.30%
Additional percentage of ownership associate		15.64%		15.64%
Bottom of range [member] | Pulau Indah O&M Sdn. Bhd
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture		50.00%		50.00%
Bottom of range [member] | Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture		50.00%
Bottom of range [member] | Pyeongchang Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture		50.00%
Bottom of range [member] | Taebaek Guinemi Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%
Bottom of range [member] | Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture		50.00%
Bottom of range [member] | Saemangeum Sebit Power Plant Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%
Bottom of range [member] | Gangwon Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				20.00%
Bottom of range [member] | KNOC Nigerian East Oil [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				20.00%
Bottom of range [member] | Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Nominal percentage of ownership associate				2.35%
Bottom of range [member] | Korea Electric Power Corporation Fund [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%
Bottom of range [member] | Namjeongsusang Solar Power Operation Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				20.00%
Bottom of range [member] | Shuweihat Asia Operation & Maintenance Company [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture		50.00%
Bottom of range [member] | Saemangeum Solar Power Co., Ltd [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture		50.00%
Bottom of range [member] | SUNMEX RENOVABLES, S.A. DE C.V. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				20.00%
Bottom of range [member] | Nepal Water Energy Development Company Private Limited [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%
Top of range [member] | Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Effective percentage of ownership in joint venture		50.00%
Top of range [member] | Nawah Energy Company
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Top of range [member] | UD4M Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Top of range [member] | Environment and Energy Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Top of range [member] | Gangwon Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Top of range [member] | KNOC Nigerian East Oil [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Top of range [member] | Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				25.54%
Top of range [member] | Korea Electric Power Corporation Fund [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				50.00%
Top of range [member] | Namjeongsusang Solar Power Operation Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Top of range [member] | Shuweihat Asia Operation & Maintenance Company [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				50.00%
Top of range [member] | Saemangeum Solar Power Co., Ltd [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				50.00%
Top of range [member] | SUNMEX RENOVABLES, S.A. DE C.V. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Top of range [member] | Nepal Water Energy Development Company Private Limited [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				50.00%
Top of range [member] | Barakah One Company [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%		20.00%
Top of range [member] | Yeomsubong Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%

[1]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[2]	The effective percentage of ownership is less than 20%. However, decisions in relevant actitvities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[3]	The effective percentage of ownership is 37%, considering potential common stock.
[4]	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[5]	After addtional acquisition of the shares, the effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[6]	Due to the changes in the agreement, the Group lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant actitvities must be agreed by all members of the board of directors.